STOCK APPRECIATION RIGHTS	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK APPRECIATION RIGHTS
STOCK OPTIONS
The Company’s 2015 Equity Incentive Plan (the “Plan”), which was adopted by the Company and approved by its shareholders in April 2015, amended and restated the Company's 2014 Stock Option Plan. The maximum number of shares of common stock that may be issued pursuant to stock-based awards under the Plan equals 1,000,000 shares, all of which may be subject to incentive stock option treatment. Option awards are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant; those option awards have vesting periods ranging from 5 to 10 years and have 10-year contractual terms.
The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of the Company’s common stock and similar peer group averages. The Company uses historical data to estimate option exercise and post-vesting termination behavior. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes in to account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted was determined using the following weighted-average assumptions as of grant date, for the years ended December 31:

	2017	2016
Risk-free interest rate	2.00%	1.57%
Expected term (in years)	6.46	6.50
Expected stock price volatility	18.54%	20.92%
Dividend yield	1.61%	2.13%

A summary of activity in the Plan during the years ended December 31 follows:

2017	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at beginning of year	340,377	$23.43	7.34	$194
Granted	159,598	27.80	9.40	480
Exercised	(7,033)	11.94	4.23	132
Forfeited	(21,500)	25.58	8.59	109
Balance, December 31, 2017	471,442	$24.98	7.30	$2,696

Exercisable at end of year	134,644	$23.60	5.85	$950

2016	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at beginning of year	314,391	$23.28	8.00	$137
Granted	49,500	23.58	9.38	21
Exercised	(3,014)	11.94	2.51	36
Forfeited	(20,500)	23.22	7.74	16
Balance, December 31, 2016	340,377	$23.43	7.34	$194

Exercisable at end of year	89,677	$22.61	6.45	$125

A summary of nonvested activity in the Plan during the years ended December 31 follows:

2017	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at beginning of year	250,700	$23.73	7.65	$69
Granted	159,598	27.80	9.40	480
Vested	(54,500)	23.72	6.35	378
Forfeited	(19,000)	25.58	8.59	109
Balance, December 31, 2017	336,798	$25.54	7.88	$1,747

2016	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at beginning of year	267,200	$23.72	8.22	$—
Granted	49,500	23.58	9.38	21
Vested	(47,700)	23.72	6.95	14
Forfeited	(18,300)	23.22	7.74	16
Balance, December 31, 2016	250,700	$23.73	7.65	$69

Information related to the Plan is as follows for the year ended December 31:

	2017	2016
Intrinsic value of options exercised	$132	$36
Cash received from options exercised	84	36
Tax benefit realized from options exercised	—	—
Weighted average fair value of options granted	5.41	4.30

As of December 31, 2017, there was $1,781 of total unrecognized compensation expense related to unvested stock options granted under the Plan. The expense is expected to be recognized over a weighted-average period of 4.28 years.
The Company granted options under the 2015 Stock Option Plan in 2017. Expense of $355, $211 and $237 was recorded during the years ended December 31, 2017, 2016 and 2015, respectively.
STOCK APPRECIATION RIGHTS
On June 1, 2017, we terminated the Guaranty Bancshares, Inc. Fair Market Value Stock Appreciation Rights Plan, paid all accrued benefits through the termination date and issued equivalent stock options to the plan holders that expire 10 years from the issuance date. There were no SARs granted in 2017 and 2016. The Company’s liability for outstanding SARs of $563 at December 31, 2016 is reflected in accrued interest and other liabilities in the accompanying consolidated balance sheets.